Subsidiary Notes Payable - Loans, Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans
Subsidiary Notes Payable - Loans [Line Items]
Current financial liabilities	$ 1,330	$ 1,330
Loans | Follica [Member]
Subsidiary Notes Payable - Loans [Line Items]
Borrowings, interest rate	12.00%
Loans | Follica [Member] | Lighthouse Capital Partners VI, L.P
Subsidiary Notes Payable - Loans [Line Items]
Current financial liabilities	$ 1,300	1,300
Other current financial liabilities	500	400
Subsidiary Convertible Notes
Subsidiary Notes Payable - Loans [Line Items]
Current financial liabilities	$ 25,125	$ 125
Subsidiary Convertible Notes | Follica [Member]
Subsidiary Notes Payable - Loans [Line Items]
Borrowings, interest rate	10.00%